Employee Benefits - Summary of Amount Recognized in Other Comprehensive Income for Tata Daewoo Commercial Vehicles Limited Severance Indemnity Plan (Detail) - Severance indemnity of Tata Daewoo Commercial Vehicles Limited [Member]
₨ in Millions, $ in Millions
	Mar. 31, 2018 INR (₨)	Mar. 31, 2018 USD ($)	Mar. 31, 2017 INR (₨)	Mar. 31, 2016 INR (₨)
Disclosure of defined benefit plans [line items]
Remeasurements (gains)/losses	₨ (611.1)	$ (9.4)	₨ (808.0)	₨ (481.6)
Total amount recognized in other comprehensive income	₨ (611.1)	$ (9.4)	₨ (808.0)	₨ (481.6)